INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

CORPORATE BONDS -- 65.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Air Products and Chemicals, Inc., MTN,
7.34%, 6/15/26                                $  500       $   547,100
Albertson's, Inc., MTN, 6.56%, 7/26/27           100           102,140
Allegiance Corp., 7.00%, 10/15/26                200           210,788
Ameritech Capital Funding, 5.95%,
1/15/38                                          100           103,331
Associates Corp., N.A., 5.96%, 5/15/37            30            31,304
Baltimore Gas and Electric, MTN, 6.75%,
6/5/12                                           500           523,080
Baltimore Gas and Electric, MTN, 6.73%,
6/12/12                                          500           522,350
Beckman Coulter, Inc., 7.05%, 6/1/26             200           212,982
BellSouth Capital Funding, 6.04%,
11/15/26                                       1,595         1,636,215
Beneficial Corp., 8.40%, 5/15/08                 330           366,782
BHP Finance, 6.42%, 3/1/26                       130           133,791
Coca-Cola Enterprises, 6.70%, 10/15/36           130           136,599
Coca-Cola Enterprises, 7.00%, 10/1/26            100           106,098
Commercial Credit Corp., 6.625%, 6/1/15        1,190         1,211,872
Commercial Credit Corp., 7.875%, 2/1/25        2,000         2,244,640
Commercial Credit Corp., 8.70%, 6/15/10          100           117,259
Eaton Corp., 6.50%, 6/1/25                       400           407,496
Eaton Corp., 8.875%, 6/15/19                   1,325         1,499,741
First Union Corp., 6.55%, 10/15/35               175           182,795
First Union Corp., 6.824%, 8/1/26                 25            26,829
First Union National Bank of Florida,
6.18%, 2/15/36                                   150           154,429
General Motors Acceptance Corp., 8.875%,
6/1/10                                         1,660         1,850,551
Grand Metropolitan Investment Corp.,
7.45%, 4/15/35                                 3,090         3,342,175
Halliburton Company, MTN, 6.75%, 2/1/27           20            17,580
Hertz Corp., 6.30%, 11/15/06                     280           285,015
IBM Corp., 6.22%, 8/1/27                          65            67,918
Ingersoll-Rand, 6.391%, 11/15/27                  50            51,087
Ingersoll-Rand, MTN, 6.015%, 2/15/28              95            97,341
Ingersoll-Rand, MTN, 6.13%, 11/18/27              50            51,313
Inter-American Development Bank, 6.95%,
8/1/26                                           220           242,891
Inter-American Development Bank, 8.40%,
9/1/09                                         3,690         4,353,351
ITT Corp., 8.55%, 6/15/09                        450           495,022
Johnson Controls, 7.70%, 3/1/15                3,000         3,262,350
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Lehman Brothers, Inc., 7.50%, 8/1/26          $  100       $   105,564
Lowe's Cos., Inc., MTN, 7.11%, 5/15/37         5,000         5,284,150
MCI Communications Corp., 7.125%,
6/15/27                                           25            25,853
Mead Corp., 6.84%, 3/1/37                      1,350         1,370,156
Merck & Co., Inc., MTN, 5.76%, 5/3/37            160           166,965
Motorola, Inc., 6.50%, 9/1/25                  1,610         1,600,388
National Fuel Gas Co., MTN, 6.214%,
8/12/27                                        3,460         3,540,064
NBD Bank N.A., 8.25%, 11/1/24                    185           211,716
Oklahoma Gas & Electric, 6.50%, 7/15/17          300           312,789
Potomac Electric Power, 6.25%, 10/15/07           35            36,210
Procter & Gamble Co., 8.00%, 9/1/24            3,000         3,539,400
Regions Financial Corp., 7.75%, 9/15/24        1,000         1,102,000
State Street Bank, 7.35%, 6/15/26              2,450         2,691,986
Tennessee Valley Authority, 5.88%,
4/1/36                                         3,350         3,497,467
Times Mirror Co., 6.61%, 9/15/27               3,250         3,383,868
TRW, Inc., MTN, 9.35%, 6/4/20                  1,395         1,530,999
Washington Gas Light Co., MTN, 7.50%,
4/1/30                                         2,000         2,201,020
Washington Gas Light Co., MTN, 6.62%,
10/23/26                                         200           208,834
Willamette Industries, 7.35%, 7/1/26           4,075         4,218,766
----------------------------------------------------------------------
Total Corporate Bonds
   (identified cost, $57,802,392)                          $59,622,410
----------------------------------------------------------------------

MORTGAGE PAY-THROUGHS -- 1.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
FHLMC, PAC CMO, Series 2174-PA, 6.50%,
3/15/22                                       $  392       $   404,959
FHLMC, PAC CMO, Series 41-F, 10.00%,
5/15/20                                          447           472,886
FNMA, PAC CMO, Series 1990 24-E, 9.00%,
3/25/20                                           13            12,637
FNMA, PAC CMO, Series 1992 64-H, 7.50%,
9/25/06                                           62            61,856
----------------------------------------------------------------------
Total Mortgage Pay-Throughs
   (identified cost, $915,966)                             $   952,338
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

U.S. TREASURY OBLIGATIONS -- 28.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
U.S. Treasury Bond, 6.00%, 2/15/26            $1,000       $ 1,029,140
U.S. Treasury Bond, 7.25%, 8/15/22             3,500         4,119,325
U.S. Treasury Bond, 7.50%, 11/15/16            2,000         2,365,460
U.S. Treasury Note, 3.875%, 6/30/03            3,000         3,057,870
U.S. Treasury Note, 4.25%, 11/15/03            5,000         5,121,050
U.S. Treasury Note, 4.75%, 11/15/08            2,000         1,992,020
U.S. Treasury Note, 5.25%, 8/15/03             1,000         1,040,150
U.S. Treasury Note, 5.50%, 3/31/03             3,000         3,116,700
U.S. Treasury Note, 6.00%, 8/15/09             2,000         2,131,240
U.S. Treasury Note, 6.50%, 2/15/10             2,000         2,196,240
----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $25,582,324)                          $26,169,195
----------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 2.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Bank, 4.875%, 4/16/04       $2,000       $ 2,054,380
----------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $2,058,957)                           $ 2,054,380
----------------------------------------------------------------------

COMMERCIAL PAPER -- 1.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
General Electric Capital Corp., 1.78%,
1/2/02                                        $  955       $   954,953
----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $954,953)                           $   954,953
----------------------------------------------------------------------
Total Investments -- 98.4%
   (identified cost $87,314,592)                           $89,753,276
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                     $ 1,435,801
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $91,189,077
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $87,314,592)                           $89,753,276
Cash                                              216
Interest receivable                         1,454,220
Prepaid expenses                                  464
-----------------------------------------------------
TOTAL ASSETS                              $91,208,176
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $     4,035
Accrued expenses                               15,064
-----------------------------------------------------
TOTAL LIABILITIES                         $    19,099
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $91,189,077
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $88,750,393
Net unrealized appreciation (computed on
   the basis of identified cost)            2,438,684
-----------------------------------------------------
TOTAL                                     $91,189,077
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
----------------------------------------------------
Interest                                  $6,202,982
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $6,202,982
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  629,144
Trustees' fees and expenses                   19,627
Custodian fee                                 62,323
Legal and accounting services                 42,309
Miscellaneous                                  1,753
----------------------------------------------------
TOTAL EXPENSES                            $  755,156
----------------------------------------------------

NET INVESTMENT INCOME                     $5,447,826
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  959,093
----------------------------------------------------
NET REALIZED GAIN                         $  959,093
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $2,197,188
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $2,197,188
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $3,156,281
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $8,604,107
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         PERIOD ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000(1)
----------------------------------------------------------------------------------------
From operations --
   Net investment income                  $       5,447,826  $                 5,435,758
   Net realized gain (loss)                         959,093                   (1,884,764)
   Net change in unrealized appreciation
      (depreciation)                              2,197,188                    4,950,204
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $       8,604,107  $                 8,501,198
----------------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Balanced Fund                       $              --  $               112,515,428
   Contributions                                 23,095,991                    9,048,328
   Withdrawals                                  (48,635,151)                 (22,040,834)
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (25,539,160) $                99,522,922
----------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (16,935,053) $               108,024,120
----------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------
At beginning of year                      $     108,124,130  $                   100,010
----------------------------------------------------------------------------------------
AT END OF YEAR                            $      91,189,077  $               108,124,130
----------------------------------------------------------------------------------------

 (1) For the period from the start of business, March 07, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  YEAR ENDED DECEMBER 31,
                                  -----------------------
                                   2001(1)      2000(2)
---------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.75%         0.74%(3)
   Net investment income              5.42%         6.34%(3)
Portfolio Turnover                      46%           47%
---------------------------------------------------------
TOTAL RETURN(4)                       9.04%           --
---------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $91,189      $108,124
---------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 5.76% to 5.42%. Ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (2) For the period from the start of business, March 7, 2000, to December 31, 2000.
 (3)  Annualized.
 (4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Effective January 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on all fixed-income securities. Prior to January 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The cumulative effect of this accounting change had no impact on the Portfolio's net assets, but resulted in a $330,005 reduction in cost of securities and a corresponding $330,005 increase in net unrealized appreciation, based on securities held by the Portfolio on December 31, 2000.

   The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $346,459, increase net realized gain by $446,032 and decrease the change in net unrealized appreciation by $99,573.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2001, $509 in credit balances were used to reduce the Portfolio's custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the year

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   ended December 31, 2001, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $629,144. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended
   December 31, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $4,781,226 and $16,672,212, respectively. Purchases and sales of U.S. Government agency securities aggregated $38,658,083 and $42,177,944, respectively.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $87,545,028
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,642,641
    Gross unrealized depreciation                (434,393)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,208,248
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2001.

6 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on March, 7, 2000, Eaton Vance Balanced Fund, pursuant to an Agreement and Plan of Reorganization dated February 29, 2000, contributed to the Portfolio net assets of $112,515,428, in exchange for an interest therein, including $5,038,713 of net unrealized depreciation. The transaction was structured for tax purposes to qualify as a tax free exchange under the Internal Revenue Code.

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF INVESTMENT GRADE INCOME PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Investment Grade Income Portfolio (the "Portfolio") at December 31, 2001, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2002

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Balanced Fund (the Fund), Investment Grade Income Portfolio and, Capital Growth Portfolio (the Portfolios) are responsible for the overall management and supervision of the Fund's affairs. The Trustees and officers of the Fund and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEE(S)

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
     NAME, ADDRESS          TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY              OTHER
        AND AGE             PORTFOLIO        SERVICE(1)     DURING PAST FIVE YEARS        TRUSTEE(4)        DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz(2)  Trustee         Trustee Since     President and Chief      165
Age 42                                    1998              Executive Officer of
The Eaton Vance Building                                    National Financial
255 State Street                                            Partners (financial
Boston, MA 02109                                            services company)
                                                            (since April 1999).
                                                            President and Chief
                                                            Operating Officer of
                                                            John A. Levin & Co.
                                                            (registered investment
                                                            advisor) (July 1997 to
                                                            April 1999) and
                                                            Director of Baker,
                                                            Fentress & Company
                                                            (which owns John A.
                                                            Levin & Co., a
                                                            registered investment
                                                            advisor). Executive
                                                            Vice President of Smith
                                                            Barney Mutual Funds
                                                            (July 1994 to June
                                                            1997).
James B. Hawkes(3)        President and   President and     Chairman, President and  170                   Director of EVC, EV
Age 60                    Trustee         Trustee Since     Chief Executive Officer                        and EVD.
The Eaton Vance Building                  1989              of BMR, EVM and their
255 State Street                                            corporate parent, Eaton
Boston, MA 02109                                            Vance Corp. (EVC), and
                                                            corporate trustee,
                                                            Eaton Vance, Inc. (EV);
                                                            Vice President of EVD.
                                                            President or officer of
                                                            170 funds managed by
                                                            Eaton Vance or its
                                                            affiliates.
-------------------------------------------------------------------------------------------------------------------------------

 (1)  Trustees and officers serve for indefinite terms.
 (2) Ms. Bibliowicz is deemed an interested person of the Fund and the Portfolios because of her affiliation with a brokerage firm.
 (3) Mr. Hawkes is deemed an interested person of the Fund and the Portfolios because of his position as Director, Chairman, President and Chief Executive Officer of BMR, EVM, and EVC, which are affiliates of the Fund and Eaton Vance.
 (4)  Includes both master and feeder funds in a master feeder structure.

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION CONT'D

DISINTERESTED DIRECTORS(S)

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
     NAME, ADDRESS          TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
        AND AGE             PORTFOLIO        SERVICE(1)     DURING PAST FIVE YEARS        TRUSTEE(4)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight          Trustee         Trustee Since     President of Dwight      170                   Trustee/Director of the
Age 70                                    1989              Partners, Inc.                                 Royce Funds (consisting
The Eaton Vance Building                                    (corporate relations                           of 17 portfolios).
255 State Street                                            and communications
Boston, MA 02109                                            company).
Samuel L. Hayes, III      Trustee         Trustee Since     Jacob H. Schiff          170                   Director of Tiffany &
Age 67                                    1989              Professor of Investment                        Co. Director of
The Eaton Vance Building                                    Banking Emeritus,                              Telect, Inc.
255 State Street                                            Harvard University
Boston, MA 02109                                            Graduate School of
                                                            Business
                                                            Administration.
Norton H. Reamer          Trustee         Trustee Since     Chairman and Chief       170
Age 66                                    1989              Operating Officer,
The Eaton Vance Building                                    Hellman, Jordan
255 State Street                                            Management Co., Inc.
Boston, MA 02109                                            (an investment
                                                            management company) and
                                                            President, Unicorn
                                                            Corporation (investment
                                                            and financial advisory
                                                            services company)
                                                            (since September 2000).
                                                            Formerly, Chairman of
                                                            the Board, United Asset
                                                            Management Corporation
                                                            (a holding company
                                                            owning institutional
                                                            investment management
                                                            firms) and Chairman,
                                                            President and Director,
                                                            UAM Funds (mutual
                                                            funds).
Lynn A. Stout             Trustee         Trustee Since     Professor of Law,        165
Age 44                                    1998              University of
The Eaton Vance Building                                    California at Los
255 State Street                                            Angeles School of Law
Boston, MA 02109                                            (since July 2001).
                                                            Formerly, Professor of
                                                            Law, Georgetown
                                                            University Law Center
                                                            (prior to July 2001).
Jack L. Treynor           Trustee         Trustee Since     Investment Adviser and   167
Age 72                                    1989              Consultant.
The Eaton Vance Building
255 State Street
Boston, MA 02109
-----------------------------------------------------------------------------------------------------------------------------------

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)         TERM OF
     NAME, ADDRESS           WITH THE        OFFICE AND      PRINCIPAL OCCUPATION(S)
        AND AGE                FUND       LENGTH OF SERVICE  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
Duke Laflamme             Vice President  Vice President     Vice President of EVM
Age 32                    of Trust        Since              and BMR since November
The Eaton Vance Building                  2001               2001. Officer of 9
255 State Street                                             Investment companies
Boston, MA 02109                                             managed by EVM or BMR.
                                                             Prior to November 2001,
                                                             Mr. Laflamme was an
                                                             Assistant Vice
                                                             President and Research
                                                             Associate for EVM and
                                                             BMR. Prior to January
                                                             1998, he was an
                                                             assistant Portfolio
                                                             Manager at Norwest
                                                             Investment Manager.
Edward E. Smiley, Jr.     Vice President  Vice President     Vice President of EVM
Age 57                    of Trust        Since              and BMR, Officer of 34
The Eaton Vance Building                  1997               investment companies
255 State Street                                             managed by EVM and BMR.
Boston, MA 02109
Arieh Coll                Vice President  Vice President     Vice President of BMR
Age 37                    of Capital      Since 2000         and EVM since
The Eaton Vance Building  Growth                             January 10, 2000.
255 State Street          Portfolio                          Portfolio manager and
Boston, MA 02109                                             investment analyst for
                                                             Fidelity Investments
                                                             (1989-1999). Officer of
                                                             various investment
                                                             companies managed by
                                                             EVM or BMR.
Elizabeth S. Kenyon       Vice President  Vice President     Vice President of EVM
Age 42                    of Investment   Since 2001         and BMR. Officer of 2
The Eaton Vance Building  Grade                              investment companies
255 State Street          Portfolio                          managed by EVM or BMR.
Boston, MA 02109
Alan R. Dynner            Secretary       Secretary Since    Vice President,
Age 61                                    1997               Secretary and Chief
The Eaton Vance Building                                     Legal Officer of BMR,
255 State Street                                             EVM and EVC; Vice
Boston, MA 02109                                             President, Secretary
                                                             and Clerk of EVD.
                                                             Secretary of 170 funds
                                                             managed by Eaton Vance
                                                             and its affiliates.
James L. O'Connor         Treasurer       Treasurer Since    Vice President of BMR
Age 56                                    1989               and EVM; Vice President
The Eaton Vance Building                                     of EVD. Treasurer of
255 State Street                                             170 funds managed by
Boston, MA 02109                                             EVM and its affiliates.
--------------------------------------------------------------------------------------------------------------------------------

    The Statement of Additional Information for the Fund includes additional information about the Trustees and officers of the Fund and Portfolios and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF CAPITAL GROWTH PORTFOLIO
AND INVESTMENT GRADE INCOME PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE BALANCED FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110





                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.


- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).


- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.



        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122






EATON VANCE  BALANCED FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


    THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH
       CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES
        CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE
                            YOU INVEST OR SEND MONEY.


162-2/02                                                                  BALSRC